Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Interest_Rate_Swaps	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Statement [Line Items]
Relocation properties, aggregate selling price	$ 123	$ 170	$ 45
Advertising expense	164	156	161
Restricted cash	7	13
Number of Interest Rate Derivatives Held	3
Notional Amount of Interest Rate Fair Value Hedge Derivatives				850
Equity method investments	54	48
Impairment analysis, goodwill and other indefinite-lived intangible assets, evaluation ofeEffect for reducing fair value (percentage)	10.00%	10.00%	10.00%
Interest Rate Swap [Member]
Statement [Line Items]
Number of Interest Rate Derivatives Held	3			4
Notional Amount of Interest Rate Fair Value Hedge Derivatives	650
Swap One [Member]
Statement [Line Items]
Number of Interest Rate Derivatives Held	1
Swap One [Member] | Interest Rate Swap [Member]
Statement [Line Items]
Number of Interest Rate Derivatives Held	1
Notional Amount of Interest Rate Fair Value Hedge Derivatives	225
Swap Two [Member] | Interest Rate Swap [Member]
Statement [Line Items]
Notional Amount of Interest Rate Fair Value Hedge Derivatives	200
Swap Three [Member] | Interest Rate Swap [Member]
Statement [Line Items]
Notional Amount of Interest Rate Fair Value Hedge Derivatives	225
Building [Member]
Statement [Line Items]
Property and equipment, useful life	30 years
Leasehold Improvements [Member]
Statement [Line Items]
Property and equipment, useful life	20 years
Minimum [Member]
Statement [Line Items]
Consolidated subsidiary, parent's ownership percentage	50.00%
Minimum [Member] | Furniture and Fixtures [Member]
Statement [Line Items]
Property and equipment, useful life	3 years
Maximum [Member] | Furniture and Fixtures [Member]
Statement [Line Items]
Property and equipment, useful life	7 years
PHH Home Loans [Member]
Statement [Line Items]
Equity method investments	47
Equity method investment, ownership percentage	49.90%
Senior Toggle Notes [Member]
Statement [Line Items]
Non-cash transfer of accrued interest to long-term debt	3	51	57
Software [Member]
Statement [Line Items]
Computer software, net carrying value	$ 67	$ 76
Software [Member] | Minimum [Member]
Statement [Line Items]
Computer software, amoritzation period	3 years
Software [Member] | Maximum [Member]
Statement [Line Items]
Computer software, amoritzation period	10 years